Commitments And Contingencies (Third-Party Power Purchase Agreements) (Details)	12 Months Ended
Dec. 31, 2013
Third-Party Power Purchase Agreements [Line Items]
Long term contract for purchase of electric power, number of QF's	170
Qualifying Facilities [Member]
Third-Party Power Purchase Agreements [Line Items]
Long term contract for purchase of electric power, date of contract expiration, beginning date	2014
Long term contract for purchase of electric power, date of contract expiration, ending date	2028